                                                                The Shelby Fund
-------------------------------------------------------------------------------

Dear Shareholder:
For the six months ending September 30, 1996, The Shelby Fund returned 12.6% versus 7.70% for the S&P 500 and 5.4% for the Russell 2000. Year-to-date, the Fund has returned 13.47% versus 13.49% from the S&P 500 and 10.73% from the Russell 2000. The one year number of 8.13% was weak relative to the 20.32% from the S&P 500 and 13.17% from the Russell 2000, primarily due to our poor fourth quarter of 1995. If you remember, the fourth quarter was extremely tough on anyone involved with semiconductor and related companies, which we certainly were.

Liquidity has been so powerful this year that the largest names are leading the indexes. The most glaring example is the NDX, the Nasdaq 100. This index is up over 30% this year and is dominated by four names. Intel makes up 15.6% and is up 68% for the year while Microsoft comprises 14.7% of the index and is up over 50%. Cisco and Oracle each make up 7.8% and 5.5% of the index and are up 66% and 50% respectively. These four names consist of over 43% of the NDX and account for 84% of this year's performance. As far as the Nasdaq Composite (5300 companies) is concerned, these four names comprise 17% of this index and account for over 56% of the Nasdaq's 16% plus performance. The overall market has been very narrow this year, as these numbers indicate. The breadth of the over-the-counter market has been abysmal, but as long as the bond market remains at the very least benign, we will continue to look for companies who are executing within their respective niches. Small to mid-capitalization companies have always presented the greatest opportunities over the long term, and we see no reason for this to change just because of short-term outperformance by the larger companies.

One group which is working its way into our portfolio is the energy sector. More specifically, the drillers and service companies, whose names are showing up all over our earnings momentum screens. One would have to go back to the late seventies and very early eighties to find as strong of a fundamental outlook for this industry. The reason for this is not the fact that oil prices are up over 30% this year, but that the industry has shrunk so dramatically over the past fifteen years. The active rig count has gone from 4,500 to just 825 according to Baker Hughes. In addition, there is very little additional capacity scheduled to come on line over the next two to three years. From the standpoint of the portfolio, energy exposure also gives us a hedge against possible inflation, even though we do not fear it. Our largest holding, Uniphase, is a telecommunications company and will be a primary player in expanding bandwidth to the home via existing cable and telephone infrastructure. The Internet is the driving force behind this market. Additionally, Landry's Seafood Restaurants, Just for Feet and Corestaff are just a few more of our larger holdings.

In summary, while we understand and appreciate the fact that the market is expensive from the perspective of historical valuation, one could have said this for the past several years, as many people have. As long as we are still successful, at finding new companies who are executing their business model within their respective niches, the macro environment is of less concern. If interest rates were to back up, this would certainly put pressure on equities, but as we indicated earlier, we know of only one industry which has true pricing flexibility. The one thing we would like to stress to our investors is that 20% rates of return looking out over the next five years may be less likely than they have been over the past five years for The Shelby Fund. The S&P 500 has returned over 15% for the past five and ten year period. This is unsustainable and we feel the major indexes will regress back towards the mean return of 10.6% since 1926. This is not to say, however, that we do not feel The Shelby Fund

-------------------------------------------------------------------------------

                                                                The Shelby Fund
-------------------------------------------------------------------------------
can experience the same type of relative outperformance which has been seen for the past five years. We simply want to temper absolute performance expectations, but not relative performance goals, which is after all why we do what we do.



            /s/ B. Anthony Weber                      /s/ Darrell Wells

            B. Anthony Weber                          Darrell Wells
            Investment Advisor                        Investment Advisor

October 31, 1996

Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SHELBY COUNTY TRUST BANK OR ITS AFFILIATES, AND SHARES ARE NOT FEDERALLY INSURED BY THE FDIC OR ANY OTHER AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statement of Assets and Liabilities
                                     Page 4

                            Statement of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedule of Portfolio Investments
                                     Page 7

                         Notes to Financial Statements
                                     Page 9

                              Financial Highlights
                                    Page 13

THE COVENTRY GROUP
THE SHELBY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

                             ASSETS:
Investments, at value (cost $85,626,676)......................... $102,794,031
Repurchase agreements, at cost...................................   10,232,516
                                                                  ------------
    Total Investments............................................  113,026,547
Interest and dividends receivable................................        5,545
Receivable from brokers for investments sold.....................    2,235,489
Prepaid expenses.................................................        8,139
                                                                  ------------
    Total Assets.................................................  115,275,720
                                                                  ------------
                          LIABILITIES:
Payable to brokers for investments purchased.....................    4,352,134
Accrued expenses and other payables:
  Investment advisory fees.......................................       87,469
  Administration fees............................................        4,493
  Accounting and transfer agent fees.............................        2,307
  Legal and audit fees...........................................       19,988
  Other..........................................................       18,128
                                                                  ------------
    Total Liabilities............................................    4,484,519
                                                                  ------------
                           NET ASSETS:
Capital..........................................................   87,913,721
Undistributed net investment loss................................     (320,128)
Net unrealized appreciation from investments.....................   17,167,355
Accumulated undistributed net realized gains from investment
 transactions....................................................    6,030,253
                                                                  ------------
    Net Assets................................................... $110,791,201
                                                                  ============
Outstanding units of beneficial interest (shares)................    8,295,939
                                                                  ============
Net asset value--offering and redemption price per share......... $      13.35
                                                                  ============

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income.................................................... $   240,162
Dividend income....................................................     115,469
                                                                    -----------
  Total Income.....................................................     355,631
                                                                    -----------
EXPENSES:
Investment advisory fees...........................................     520,884
Administration fees................................................     104,360
Custodian and accounting fees......................................      24,965
Legal and audit fees...............................................      13,549
Organization costs.................................................       6,531
Trustees' fees.....................................................       2,015
Transfer agent fees................................................       9,775
Registration and filing fees.......................................       6,945
Printing costs.....................................................      10,496
Other..............................................................       2,466
                                                                    -----------
  Total expenses before expenses voluntarily reduced...............     701,986
Expenses voluntarily reduced.......................................     (26,227)
                                                                    -----------
  Net expenses.....................................................     675,759
                                                                    -----------
Net investment loss................................................    (320,128)
                                                                    -----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions....................   4,331,785
Net change in unrealized appreciation from investments.............   8,246,002
                                                                    -----------
Net realized/unrealized gains from investments.....................  12,577,787
                                                                    -----------
Change in net assets resulting from operations..................... $12,257,659
                                                                    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                      SEPTEMBER 30,   MARCH 31,
                                                          1996          1996
                                                      -------------  -----------
                                                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss................................  $   (320,128)  $  (472,428)
 Net realized gains from investment transactions....     4,331,785    18,737,990
 Net change in unrealized appreciation from
  investments.......................................     8,246,002     2,503,779
                                                      ------------   -----------
Change in net assets resulting from operations......    12,257,659    20,769,341
                                                      ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.........................            --            --
 From net realized gains from investment
  transactions......................................            --   (15,886,419)
                                                      ------------   -----------
Change in net assets from shareholder distributions.            --   (15,886,419)
                                                      ------------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued........................     7,020,530    17,304,965
 Dividends reinvested...............................            --    15,832,397
 Cost of shares redeemed............................    (3,844,236)   (6,819,876)
                                                      ------------   -----------
Change in net assets from share transactions........     3,176,294    26,317,486
                                                      ------------   -----------
Change in net assets................................    15,433,953    31,200,408
NET ASSETS:
 Beginning of period................................    95,357,248    64,156,840
                                                      ------------   -----------
 End of period......................................  $110,791,201   $95,357,248
                                                      ============   ===========
SHARE TRANSACTIONS:
 Issued.............................................       547,866     1,376,875
 Reinvested.........................................            --     1,375,534
 Redeemed...........................................      (319,716)     (521,057)
                                                      ------------   -----------
Change in shares....................................       228,150     2,231,352
                                                      ============   ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                        MARKET VALUE
 ---------- -----------------------------------------------------   ------------
 COMMON STOCKS (92.8%):
 Airlines (0.8%):
     74,000 Atlantic Coast Airlines (b)..........................   $    869,500
                                                                    ------------
 Banks (1.2%):
     81,400 Riggs National Corp..................................      1,353,275
                                                                    ------------
 Banks--Money Centers (4.9%):
     31,600 Chase Manhattan Corp.................................      2,531,950
     31,900 Citicorp.............................................      2,890,938
                                                                    ------------
                                                                       5,422,888
                                                                    ------------
 Biotechnology (0.3%):
      5,000 Genetics Institute (b)...............................        347,500
                                                                    ------------
 Commercial Services (0.7%):
     14,200 Coinmach (b).........................................        296,425
     14,200 Teletech Holdings (b)................................        518,300
                                                                    ------------
                                                                         814,725
                                                                    ------------
 Computer Communication Equipment (1.4%):
     96,400 Xircom, Inc. (b).....................................      1,566,500
                                                                    ------------
 Computer Services (1.1%):
     34,100 Jack Henry & Associates (b)..........................      1,082,675
      6,700 Nuko Information (b).................................        123,950
                                                                    ------------
                                                                       1,206,625
                                                                    ------------
 Educational Services (2.1%):
     27,400 Children's Comprehensive
             Services (b)........................................        479,500
    108,300 TRO Learning, Inc. (b)...............................      1,895,250
                                                                    ------------
                                                                       2,374,750
                                                                    ------------
 Entertainment (0.7%):
     30,700 Signature Resorts (b)................................        729,125
                                                                    ------------
 Financial Services (1.1%):
     41,800 Sirrom Capital Corp..................................      1,264,450
                                                                    ------------
 Hotels & Motels (0.1%):
      5,000 Suburban Lodges
             America, Inc. (b)...................................        105,000
                                                                    ------------
 Household Goods--Appliances,
  Furnishings (0.8%):
     81,900 Turbochef, Inc. (b)..................................        921,375
                                                                    ------------
 Insurance--Multi-Line (0.2%):
     10,000 FBL Financial Group (b)..............................        212,500
                                                                    ------------

 SHARES OR
 PRINCIPAL                SECURITY
   AMOUNT               DESCRIPTION             MARKET VALUE
 ----------  ---------------------------------- ------------
 COMMON STOCKS, CONTINUED:
 Leisure--Recreation, Gaming (1.0%):
     51,400  International Game
              Technology (b)................... $  1,053,700
                                                ------------
 Manufacturing (1.6%):
     78,000  Equity Marketing (b)..............    1,755,000
                                                ------------
 Manufacturing--Capital Goods (0.6%):
     34,000  Cavalier Homes (b)................      629,000
                                                ------------
 Manufacturing--Plastic, Rubber,
  Glass Products (0.6%):
    120,500  Southwall Technologies, Inc. (b)..      677,812
                                                ------------
 Medical Chemicals & Botanical Products (0.2%):
     17,100  Herbalife International, Inc. (b).      265,050
                                                ------------
 Medical Services--Hospital Management
  & Nursing Home (2.4%):
      2,000  Alternative Living Services (b)...       28,000
     21,600  Healthcor (b).....................      261,900
     73,100  Vencor, Inc. (b)..................    2,357,475
                                                ------------
                                                   2,647,375
                                                ------------
 Medical Supplies & Equipment (5.2%):
     72,300  Guidant Corp......................    3,994,575
     51,400  MTS Systems Corp..................    1,015,150
     46,700  Protocol Systems, Inc. (b)........      776,387
                                                ------------
                                                   5,786,112
                                                ------------
 Motion Picture & Related (1.9%):
     84,600  Regal Cinemas (b).................    2,115,000
                                                ------------
 Oil & Gas Exploration, Production,
  & Services (0.3%):
      7,000  Helmerich & Payne, Inc. (b).......      305,375
                                                ------------
 Pharmaceuticals (3.8%):
     65,000  Biochem Pharma, Inc. (b)..........    2,608,125
     30,800  SEQUUS Pharmaceuticals, Inc. (b)..      485,100
     37,900  Vertex Pharmaceuticals, Inc. (b)..    1,118,050
                                                ------------
                                                   4,211,275
                                                ------------
 Radio & Television (1.2%):
    154,300  Starsight Telecast, Inc. (b)......    1,292,262
                                                ------------

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1996
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                        MARKET VALUE
 ---------- -----------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Restaurants (7.3%):
    262,900 Landry's Seafood
             Restaurants, Inc. (b)...............................   $  6,572,500
     75,950 Logan's Roadhouse (b)................................      1,528,494
                                                                    ------------
                                                                       8,100,994
                                                                    ------------
 Retail--Specialty Stores (14.0%):
     66,600 Alrenco, Inc. (b)....................................      1,398,600
     86,500 Damark International, Inc.,
             Class A (b).........................................      1,113,687
     68,500 Gadzooks, Inc. (b)...................................      2,380,375
    113,200 Just For Feet, Inc. (b)..............................      5,674,150
     34,400 Microage, Inc........................................        649,300
    100,000 Oakley, Inc. (b).....................................      4,250,000
                                                                    ------------
                                                                      15,466,112
                                                                    ------------
 Semiconductors (6.4%):
    167,100 Uniphase Corp........................................      7,059,975
                                                                    ------------
 Software & Computer Services (10.2%):
     63,300 Computer Management
             Sciences (b)........................................      1,503,375
     87,200 Data Processing Resources
             Corp. (b)...........................................      1,918,400
     61,200 Forefront Group (b)..................................        619,650
    282,850 Meridian Data, Inc. (b)..............................      2,015,306
     31,400 National Techteam, Inc. (b)..........................        851,725
     70,400 Sun Microsystems, Inc. (b)...........................      4,373,600
                                                                    ------------
                                                                      11,282,056
                                                                    ------------
 Telecommunications (12.3%):
     34,000 Ascend Communications, Inc. (b)......................      2,248,250
     34,400 Cascade Communications (b)...........................      2,803,600

 SHARES OR
 PRINCIPAL                        SECURITY
   AMOUNT                        DESCRIPTION                       MARKET VALUE
 ---------- ----------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Telecommunications, continued:
     37,900 FORE Systems, Inc. (b)..............................   $  1,568,113
     71,400 Harmonic Lightwaves (b).............................      1,401,225
     77,200 Premiere Technologies, Inc. (b).....................      1,775,600
     49,700 Teltrend, Inc. (b)..................................      2,112,250
     32,600 Xylan Corp. (b).....................................      1,768,550
                                                                   ------------
                                                                     13,677,588
                                                                   ------------
 Temporary Services (6.1%):
     75,600 Accustaff, Inc. (b).................................      1,956,150
    131,925 Corestaff, Inc. (b).................................      3,528,994
     25,900 Whittman-Hart, Inc. (b).............................      1,223,775
                                                                   ------------
                                                                      6,708,919
                                                                   ------------
 Textile Manufacturing (2.3%):
     36,300 Cutter & Buck (b)...................................        480,975
     73,700 Westpoint Stevens (b)...............................      2,091,238
                                                                   ------------
                                                                      2,572,213
                                                                   ------------
   Total Common Stocks                                              102,794,031
                                                                   ------------
   Total Investments, at Value                                      102,794,031
                                                                   ------------
 REPURCHASE AGREEMENTS (9.2%):
 10,232,516 Fifth Third Bank, 5.00%,
             dated 9/30/96 due 10/1/96 (Collateralized by
             $10,536,000 Federal Home Loan Mortgage Corp.,
             7.00%, 2/1/11 market value--$10,437,225)...........     10,232,516
                                                                   ------------
   Total Repurchase Agreements                                       10,232,516
                                                                   ------------
   Total (Cost--$95,859,192) (a)                                   $113,026,547
                                                                   ============

--------
Percentages indicated are based on net assets of $110,791,201.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.......... $20,690,390
    Unrealized depreciation..........  (3,523,035)
                                      -----------
    Net unrealized appreciation...... $17,167,355
                                      ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

1.ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations (July 1, 1994) of The Shelby Fund (the "Fund"), a series of the Group, the Fund earned no investment income and had no operations other than incurring organizational expenses. The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of equity securities.

 The Fund is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.01 per share. Sales of shares of the Fund may be made to the general public.

2.SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Investments in common and preferred stocks, commercial paper, corporate bonds, U.S. Government securities and U.S. Government agency securities of The Shelby Fund are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser under the supervision of the Group's Board of Trustees. The differences between the cost and market values of investments held by the Fund are reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)

   REPURCHASE AGREEMENTS:

   The Fund may acquire repurchase agreements from financial institutions such as banks and broker dealers which the investment adviser, Shelby County Trust Bank, deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

   OPTIONS TRANSACTION:

   The Fund enters into options transactions only as a hedge against fluctuations in the value of securities which the Fund holds or intends to purchase. When the Fund writes a covered call or put option, an amount equal to the net premium received is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received.

   When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

   During the year ended March 31, 1996, the fund recognized $539,699 of realized capital losses from options contracts which are recorded in the net realized gains from investment transactions. During the six months ended September 30, 1996, the Fund did not enter into any options transactions.


                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)
   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   OTHER:

   Expenses that are directly related to the Fund are charged directly to the Fund. Expenses relating to the Group are prorated to all the investment portfolios of the Group, including the Fund, on the basis of each Fund's relative net assets.

   ORGANIZATION COSTS:

   All expenses in connection with the Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being amortized over a period of two years commencing with the date of the initial public offering.

3.PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1996 were $98,213,492 and $99,116,327, respectively.

4.RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Fund by Shelby County Trust Bank. Under the terms of the investment advisory agreement, Shelby County Trust Bank is entitled to receive fees computed daily based on a percentage of the average net assets of the Fund. SMC Capital, Inc. is the sub-investment adviser for the Fund.


                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1996
                                  (UNAUDITED)
 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc.

 BISYS with whom certain officers and trustees of the Group are affiliated, serves the Fund as administrator. Such officers and trustees are paid no fees directly by the Fund for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Fund.

 BISYS Ohio serves the Fund as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent and Fund Accountant Agreements, BISYS Ohio's fees are computed on the basis of the number of shareholders and average net assets, respectively.

 Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

 Information regarding these transactions is as follows for the six months ended September 30, 1996:

  INVESTMENT ADVISORY FEES:
  Annual fee (percentage of average net assets).......................    1.00%
  ADMINISTRATION FEES:
  Annual fee before voluntary fee reductions (percentage of average
   net assets)........................................................    0.20%
  Voluntary fee reductions............................................ $26,227
  TRANSFER AGENT & FUND ACCOUNTANT FEES:.............................. $26,700

THE COVENTRY GROUP
THE SHELBY FUND

                             FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED    YEAR ENDED    JULY 1, 1994 TO
                            SEPTEMBER 30, 1996 MARCH 31, 1996 MARCH 31, 1995 (A)
                            ------------------ -------------- ------------------
                               (UNAUDITED)
NET ASSET VALUE, BEGINNING
 OF PERIOD................       $  11.82         $ 10.99          $ 10.00
                                 --------         -------          -------
INVESTMENT ACTIVITIES:
 Net investment income
  (loss)..................          (0.04)          (0.06)            0.06
 Net realized and
  unrealized gains from
  investments.............           1.57            3.44             1.04
                                 --------         -------          -------
  Total from Investment
   Activities.............           1.53            3.38             1.10
                                 --------         -------          -------
DISTRIBUTIONS:
 Net investment income....             --              --            (0.06)
 Net realized gains.......             --           (2.55)           (0.05)
                                 --------         -------          -------
  Total Distributions.....             --           (2.55)           (0.11)
                                 --------         -------          -------
NET ASSET VALUE, END OF
PERIOD....................       $  13.35         $ 11.82          $ 10.99
                                 ========         =======          =======
Total Return..............          12.61% (b)      31.41%           11.04%(b)
RATIOS/SUPPLEMENTAL DATA
 Net Assets at end of
  period (000)............       $110,791         $95,357          $64,157
 Ratio of expenses to
  average net assets......           1.30% (c)       1.33%            1.41%(c)
 Ratio of net investment
  income (loss) to average
  net  assets.............          (0.61%)(c)      (0.58%)           0.74%(c)
 Ratio of expenses to
  average net assets*.....           1.35% (c)       1.38%            1.46%(c)
 Ratio of net investment
  income (loss) to average
  net  assets*............          (0.66%)(c)      (0.63%)           0.69%(c)
 Portfolio turnover.......         102.95%         292.28%          101.86%
 Average commission rate
  paid (d)................       $ 0.0686              --               --

------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions for the six months ended September 30, 1996, divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

  On April 22, 1996, a special meeting of the shareholders of Coventry Group was held to consider the election of five Trustees. The results of such vote are as follows:

     NOMINEE               IN FAVOR    OPPOSED   ABSTAIN
   Nancy E. Converse      202,251,129 1,230,319 1,084,021
   Walter B. Grimm        202,251,129 1,230,319 1,084,021
   Maurice G. Stark       202,251,129 1,230,319 1,084,021
   Michael M. VanBuskirk  202,251,129 1,230,319 1,084,021
   Chalmers P. Wylie      202,251,129 1,230,319 1,084,021

LOGO

INVESTMENT ADVISER
Shelby County Trust Bank
P.O. Box 249
Shelbyville, Kentucky 40066

SUB-INVESTMENT ADVISER
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

AUDITORS
Arthur Andersen LLP
2300 Meidinger Tower
Louisville Galleria
Louisville, Kentucky 40202





                           [LOGO OF THE SHELBY FUND]




                           SHELBY COUNTY TRUST BANK
                              INVESTMENT ADVISER

                               SMC CAPITAL, INC.
                            SUB-INVESTMENT ADVISER

                              SEMI-ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                              SEPTEMBER 30, 1996


                              BISYS FUND SERVICES
                               3435 STELZER ROAD
                             COLUMBUS, OHIO 43219